CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 43,153	$ 99,848
Restricted cash	141,942	121,862
Accounts receivable, net of allowances for doubtful accounts of $7,638 and $4,491, as of December 31,2014 and June 30, 2015, respectively	89,826	125,743
Inventories	277,658	357,361
Advances to suppliers-current, net	44,566	27,494
Amounts due from related parties	101	452
Value added tax recoverable	24,355	30,514
Income tax recoverable	1,705	1,247
Prepaid expenses and other current assets	53,351	44,252
Project assets	53,651	37,040
Deferred convertible notes issuance costs-current	302	661
Derivative assets	1,577	1,688
Deferred tax assets-current, net	4,496	11,369
Total current assets	736,683	859,531
Property, plant and equipment, net	705,256	750,298
Prepaid land use right, net	40,151	39,574
Deferred tax assets-non-current, net	15,886	8,462
Deferred convertible notes issuance costs-non-current		138
Advances for purchases of property, plant and equipment	169	$ 1,756
Deferred project costs	20,874
Other long-lived assets	6,248	$ 9,249
Total assets	1,525,267	$ 1,669,008
Current liabilities:
Convertible notes payable, current portion	62,190
Short-term borrowings	653,627	$ 654,675
Accounts payable	405,881	461,499
Advances from customers-current	32,656	84,412
Amounts due to related parties	6,392	7,570
Other current liabilities	113,187	126,624
Income tax payable	125	$ 122
Derivative liabilities	4,747
Warrant liability	1,050	$ 1,890
Total current liabilities	$ 1,279,855	1,336,792
Convertible notes payable-non-current		94,599
Long-term borrowings	$ 41,117	43,452
Advances from customers-non-current	1,191	$ 936
Deferred project revenue	26,054
Warranty	36,185	$ 31,778
Deferred subsidies and other	24,744	25,347
Other long-term liabilities	972	948
Total liabilities	$ 1,410,118	$ 1,533,852
Commitments and contingencies (see Note 13)
Shareholders equity
Common shares (no par value; 500,000,000 shares authorized at December 31, 2014 and June 30, 2015; 204,846,064 shares issued and 203,777,464 shares outstanding at December 31, 2014; 204,946,064 shares issued and 204,627,464 shares outstanding at June 30, 2015)	$ 478,391	$ 476,766
Additional paid-in capital	7,248	7,512
Accumulated deficit	(450,530)	(430,202)
Accumulated other comprehensive income	80,040	81,080
Total equity attributable to ReneSola Ltd	$ 115,149	$ 135,156
Noncontrolling interest
Total equity	$ 115,149	$ 135,156
Total liabilities and equity	$ 1,525,267	$ 1,669,008